INITIAL PUBLIC OFFERING (Details) - $ / shares	Aug. 10, 2021	Sep. 30, 2022
Initial Public Offering [Abstract]
Number of securities called by each warrant (in shares)		1
Exercise price of warrant (in dollars per share)		$ 11.50
Initial Public Offering [Member] | CIK 0001846136 Riverview Acquisition Corp
Initial Public Offering [Abstract]
Units issued (in shares)	10.00
Initial Public Offering [Member] | CIK 0001846136 Riverview Acquisition Corp | Public Shares [Member]
Initial Public Offering [Abstract]
Units issued (in shares)	25,000,000
Share price (in dollars per share)	$ 10.00
Exercise price of warrant (in dollars per share)	$ 11.50
Initial Public Offering [Member] | CIK 0001846136 Riverview Acquisition Corp | Public Warrants [Member]
Initial Public Offering [Abstract]
Number of securities called by each unit (in shares)	0.50
Exercise price of warrant (in dollars per share)	$ 11.50
Initial Public Offering [Member] | CIK 0001846136 Riverview Acquisition Corp | Common Class A [Member]
Initial Public Offering [Abstract]
Number of securities called by each unit (in shares)	1
Number of securities called by each warrant (in shares)	1
Initial Public Offering [Member] | CIK 0001846136 Riverview Acquisition Corp | Anchor Investors [Member] | Public Shares [Member]
Initial Public Offering [Abstract]
Units issued (in shares)	2,490,000
Share price (in dollars per share)	$ 10.00